UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2012

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  November 14, 2012

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	$13,057,617,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   423228  4579399 SH       Sole                  3933483            645916
Alleghany Corp                 COM              017175100     2466     7148 SH       Sole                     6479               669
Altera Corporation             COM              021441100   301660  8872363 SH       Sole                  7615182           1257181
American Intl Group Inc New    COM              026874784      649    19800 SH       Sole                    19800
AON PLC                        COM              G0408V102   697600 13340981 SH       Sole                 11544326           1796655
Apache Corp                    COM              037411105   294869  3410074 SH       Sole                  2912692            497382
Ascent Capital Group Inc-A     COM              043632108     5562   102974 SH       Sole                    97529              5445
Bank of America Corp           COM              060505104      168    19000 SH       Sole                    19000
Bank of NY Mellon              COM              064058100      434    19200 SH       Sole                    19200
Berkley W R Corp               COM              084423102   400820 10691376 SH       Sole                  9336170           1355206
Berkshire Hathaway Class B     COM              084670702   755025  8560375 SH       Sole                  7268334           1292041
Berkshire Hathaway Inc. Cl A   COM              084670108    66483      501 SH       Sole                      501
Borg Warner Inc                COM              099724106     2212    32000 SH       Sole                    32000
British Petroleum PLC (ADR)    COM              055622104      250     5900 SH       Sole                     5900
Charles Schwab Corp New        COM              808513105    53356  4173292 SH       Sole                  3060363           1112929
Chesapeake Energy Corporation  COM              165167107      213    11300 SH       Sole                    11300
Cimarex Energy Co              COM              171798101     7378   126008 SH       Sole                   126008
Citigroup Inc.                 COM              172967424      510    15600 SH       Sole                    15600
Coca Cola Co                   COM              191216100   606244 15983237 SH       Sole                 13784837           2198400
Comcast Corp Cl A              COM              20030N101    11350   317540 SH       Sole                   314342              3198
Comcast Corp Special Cl A      COM              20030N200   620450 17823907 SH       Sole                 15351125           2472782
ConocoPhillips                 COM              20825c104      320     5600 SH       Sole                     5600
CVS Corp                       COM              126650100      353     7300 SH       Sole                     7300
Discovery Communications Cl A  COM              25470f104      310     5205 SH       Sole                     5205
Discovery Communications Cl C  COM              25470f302      300     5360 SH       Sole                     5205               155
Ecolab Inc                     COM              278865100   569934  8793925 SH       Sole                  7622562           1171363
Exelis Inc                     COM              30162a108      193    18700 SH       Sole                    18700
Fidelity National Information  COM              31620m106   223906  7171889 SH       Sole                  6207322            964567
General Electric Company       COM              369604103      363    16000 SH       Sole                    16000
Goldman Sachs Group Inc        COM              38141g104   395679  3480641 SH       Sole                  2967549            513092
Google Inc - Cl A              COM              38259P508   493623   654238 SH       Sole                   563922             90316
H & R Block                    COM              093671105      196    11300 SH       Sole                    11300
Kraft Foods Inc                COM              50075n104   439363 10625461 SH       Sole                  9147426           1478035
Liberty Global Inc A           COM              530555101    54550   897950 SH       Sole                   812385             85565
Liberty Global Inc Ser C       COM              530555309   733587 12980930 SH       Sole                 11132544           1848386
Loews Corp                     COM              540424108   382162  9262300 SH       Sole                  7961796           1300504
Marriot Vacations World        COM              57164Y107      263     7300 SH       Sole                     7300
McDermott Intl.                COM              580037109      191    15600 SH       Sole                    15600
McDonald's Corp                COM              580135101   113258  1234415 SH       Sole                  1048644            185771
Microsoft Corp                 COM              594918104   579425 19469931 SH       Sole                 16814555           2655376
Morgan Stanley                 COM              617446448   321349 19196494 SH       Sole                 16557544           2638950
Motorola Solutions Inc         COM              620076307      253     5000 SH       Sole                     5000
National Instruments Corp      COM              636518102     1361    54150 SH       Sole                    54150
Nestle S A Rep RG SH ADR       COM              641069406   341508  5402746 SH       Sole                  4631688            771058
Newfield Exploration Co        COM              651290108    38271  1221924 SH       Sole                   994541            227383
Newmont Mining Corp            COM              651639106      431     7700 SH       Sole                     7700
News Corp Ltd Class A          COM              65248E104   514516 20996360 SH       Sole                 17950865           3045495
News Corp Ltd Class B          COM              65248E203    80663  3253851 SH       Sole                  3045001            208850
Noble Energy Inc               COM              655044105   590650  6370939 SH       Sole                  5486389            884550
Oracle Systems                 COM              68389X105   497254 15805919 SH       Sole                 13440300           2365619
Pepsico                        COM              713448108   465873  6582919 SH       Sole                  5659706            923213
Praxair Inc                    COM              74005P104   488750  4704948 SH       Sole                  4072514            632434
Progressive Corp               COM              743315103      829    39952 SH       Sole                    36977              2975
QEP Resources                  COM              74733v100      231     7300 SH       Sole                     7300
Republic Services              COM              760759100      286    10400 SH       Sole                    10400
Sanofi ADR                     COM              80105n105      301     7000 SH       Sole                     7000
Teva Pharmaceutical ADR        COM              881624209      928    22400 SH       Sole                    22400
Thermo Fisher Scientific Inc   COM              883556102   308190  5238656 SH       Sole                  4538431            700225
Travelers Companies, Inc.      COM              89417E109      471     6900 SH       Sole                     6900
UnitedHealth Group Inc         COM              91324P102   501567  9051919 SH       Sole                  7795444           1256475
Vodafone Group PLC ADR         COM              92857w209      844    29600 SH       Sole                    29600
Wal-Mart Stores Inc            COM              931142103   634798  8601601 SH       Sole                  7402370           1199231
Waste Management Inc           COM              94106L109      305     9500 SH       Sole                     9500
Willis Group Holdings PLC      COM              g96666105    28822   780653 SH       Sole                   708631             72022
Yahoo! Inc                     COM              984332106      262    16400 SH       Sole                    16400